Shareholder Report, Holdings (Details)	Jun. 30, 2024
Initial Class | Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	58.70%
Initial Class | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	37.90%
Service Class | Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	58.70%
Service Class | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	37.90%